Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

September 30, 2019

VIPCAP-QTLY-1119
1.822576.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Bailiwick of Jersey - 1.0%
Experian PLC	101,000	$3,227,556
Bermuda - 0.8%
IHS Markit Ltd. (a)	41,400	2,768,832
Brazil - 2.6%
BM&F BOVESPA SA	289,100	3,035,760
Lojas Renner SA	236,300	2,870,326
Rumo SA (a)	489,000	2,883,428

TOTAL BRAZIL		8,789,514

Canada - 8.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	102,400	3,138,046
Brookfield Asset Management, Inc.	64,200	3,408,378
Canadian National Railway Co.	41,800	3,753,276
Canadian Pacific Railway Ltd.	14,500	3,222,320
CGI Group, Inc. Class A (sub. vtg.) (a)	39,249	3,103,540
Constellation Software, Inc.	3,070	3,066,061
Restaurant Brands International, Inc.	41,000	2,915,198
Thomson Reuters Corp.	45,800	3,061,169
Waste Connection, Inc. (Canada)	33,350	3,063,765

TOTAL CANADA		28,731,753

Cayman Islands - 5.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	42,030	7,028,677
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	29,800	3,300,648
Shenzhou International Group Holdings Ltd.	211,200	2,759,340
Tencent Holdings Ltd.	159,650	6,677,828

TOTAL CAYMAN ISLANDS		19,766,493

Denmark - 2.7%
Coloplast A/S Series B	24,100	2,902,576
DSV A/S	32,700	3,111,535
ORSTED A/S (b)	32,000	2,973,920

TOTAL DENMARK		8,988,031

France - 13.7%
Air Liquide SA	26,100	3,715,269
Danone SA	43,300	3,813,938
Dassault Systemes SA	23,200	3,306,254
Edenred SA	64,713	3,105,609
Hermes International SCA	4,753	3,284,458
Kering SA	6,785	3,457,678
L'Oreal SA	14,240	3,987,316
LVMH Moet Hennessy Louis Vuitton SE	11,621	4,610,746
Pernod Ricard SA	19,700	3,508,527
Remy Cointreau SA	21,500	2,854,252
Safran SA	22,700	3,573,962
SR Teleperformance SA	14,600	3,165,149
VINCI SA	33,260	3,582,737

TOTAL FRANCE		45,965,895

Germany - 8.0%
adidas AG	11,573	3,603,187
Deutsche Borse AG	20,600	3,212,756
Nemetschek Se	46,899	2,393,324
RWE AG	106,500	3,328,400
SAP SE	39,600	4,659,865
Symrise AG	30,500	2,963,988
Vonovia SE	70,200	3,561,750
Wirecard AG	18,300	2,927,088

TOTAL GERMANY		26,650,358

Hong Kong - 1.4%
AIA Group Ltd.	484,400	4,568,401
India - 2.8%
HDFC Bank Ltd.	178,350	3,098,814
Housing Development Finance Corp. Ltd.	119,355	3,340,234
Kotak Mahindra Bank Ltd.	133,947	3,117,972

TOTAL INDIA		9,557,020

Indonesia - 0.9%
PT Bank Central Asia Tbk	1,411,400	3,017,682
Ireland - 2.7%
Kerry Group PLC Class A	25,730	3,009,166
Kingspan Group PLC (Ireland)	61,800	3,017,679
Linde PLC	15,500	3,002,660

TOTAL IRELAND		9,029,505

Israel - 1.7%
CyberArk Software Ltd. (a)	28,600	2,854,852
NICE Systems Ltd. sponsored ADR (a)	20,600	2,962,280

TOTAL ISRAEL		5,817,132

Italy - 2.0%
Amplifon SpA	120,509	2,955,348
Enel SpA	500,100	3,735,395

TOTAL ITALY		6,690,743

Japan - 6.1%
Hoya Corp.	39,700	3,251,546
Kao Corp.	43,700	3,241,532
Keyence Corp.	6,208	3,864,207
OBIC Co. Ltd.	28,100	3,220,026
Recruit Holdings Co. Ltd.	113,400	3,464,767
Shiseido Co. Ltd.	40,600	3,258,522

TOTAL JAPAN		20,300,600

Netherlands - 6.7%
ASML Holding NV (Netherlands)	18,400	4,563,447
Ferrari NV	20,700	3,193,646
Heineken NV (Bearer)	31,400	3,393,694
Interxion Holding N.V. (a)	36,138	2,943,801
Unilever NV	87,100	5,230,129
Wolters Kluwer NV	44,032	3,214,550

TOTAL NETHERLANDS		22,539,267

Philippines - 0.9%
SM Prime Holdings, Inc.	4,259,800	3,057,981
Spain - 3.9%
Amadeus IT Holding SA Class A	45,830	3,282,872
Cellnex Telecom SA (b)	73,830	3,049,851
Ferrovial SA	103,800	2,999,257
Iberdrola SA	360,120	3,743,002

TOTAL SPAIN		13,074,982

Sweden - 1.9%
ASSA ABLOY AB (B Shares)	137,500	3,056,785
Hexagon AB (B Shares)	66,800	3,220,553

TOTAL SWEDEN		6,277,338

Switzerland - 6.0%
Givaudan SA	1,115	3,110,225
Nestle SA (Reg. S)	74,280	8,056,004
Partners Group Holding AG	3,828	2,937,210
Sika AG	21,053	3,079,744
Temenos Group AG	18,117	3,031,450

TOTAL SWITZERLAND		20,214,633

United Kingdom - 7.4%
Atlassian Corp. PLC (a)	24,200	3,035,648
Compass Group PLC	138,101	3,553,716
Diageo PLC	110,196	4,501,543
Halma PLC	45,222	1,095,929
InterContinental Hotel Group PLC	39,479	2,463,703
London Stock Exchange Group PLC	35,300	3,169,931
RELX PLC (London Stock Exchange)	153,644	3,650,743
Rentokil Initial PLC	551,100	3,169,836

TOTAL UNITED KINGDOM		24,641,049

United States of America - 7.5%
American Tower Corp.	12,700	2,808,351
Fiserv, Inc. (a)	26,800	2,776,212
Hilton Worldwide Holdings, Inc.	4,900	456,239
MasterCard, Inc. Class A	10,090	2,740,141
MercadoLibre, Inc. (a)	5,300	2,921,519
Moody's Corp.	13,300	2,724,239
S&P Global, Inc.	10,700	2,621,286
Thermo Fisher Scientific, Inc.	9,300	2,708,811
TransDigm Group, Inc.	5,220	2,717,897
Visa, Inc. Class A	15,980	2,748,720

TOTAL UNITED STATES OF AMERICA		25,223,415

TOTAL COMMON STOCKS
(Cost $253,227,393)		318,898,180

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.96% (c)
(Cost $8,985,631)	8,983,834	8,985,631
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $262,213,024)		327,883,811
NET OTHER ASSETS (LIABILITIES) - 2.1%		7,074,975
NET ASSETS - 100%		$334,958,786

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,023,771 or 1.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,045
Fidelity Securities Lending Cash Central Fund	64,671
Total	$141,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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